Shareholder Report, Holdings (Details)	May 31, 2025
C000005519 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005519 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005519 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005519 | Goldman Sachs Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005519 | SBA Tower Trust
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005519 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005519 | Solventum
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005519 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005519 | Sonic Capital
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005519 | South32 Treasury
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005519 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	86.80%
C000005519 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000005519 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005519 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005519 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005519 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005519 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005519 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005519 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000166313 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166313 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166313 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166313 | Goldman Sachs Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166313 | SBA Tower Trust
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166313 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166313 | Solventum
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166313 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166313 | Sonic Capital
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166313 | South32 Treasury
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166313 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	86.80%
C000166313 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000166313 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166313 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166313 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166313 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000166313 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000166313 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166313 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000225817 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225817 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225817 | Citigroup
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225817 | Goldman Sachs Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225817 | SBA Tower Trust
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225817 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225817 | Solventum
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225817 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225817 | Sonic Capital
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225817 | South32 Treasury
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000225817 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	86.80%
C000225817 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000225817 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225817 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225817 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225817 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000225817 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000225817 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000225817 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)